As filed with the Securities and Exchange Commission on March 8, 2024

Registration No. 033-81216

Registration No. 811-02513

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 72	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Vice President and Chief Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on ______pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A and Part B of Post-Effective Amendment No. 71 to the Registration Statement (File Nos. 033-81216,

811-02513), which was filed with the Securities and Exchange Commission on April 17, 2023, are incorporated by reference into this Post-Effective Amendment No. 72 to the Registration Statement.

STATE UNIVERSITY OF NEW YORK

DEFINED CONTRIBUTION RETIREMENT PLANS

GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS

issued by

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

Supplement Dated March 8, 2024 to the Contract Prospectus,
Initial Summary Prospectus, and Updating Summary Prospectus,
each dated May 1, 2023

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

__________________________________________________________________________

NOTICE OF IMPORTANT INFORMATION REGARDING

FEES AND EXPENSES

With the addition of new funds, the fees and expenses in the contract prospectus, initial summary prospectus and updating summary prospectus that you may pay each year will change. The chart on page 6 of the contract prospectus, pages 5 and 6 in the initial summary prospectus and pages 6 and 7 in the updating summary prospectus will be revised as follows:

FEES AND EXPENSES
Ongoing Fees and Expenses (annual charges)	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	0.12%[1,2]	1.50%[1,2]
	Investment Options (SUNY ORP (Post 11/15/2021)) (Portfolio Company fees and expenses)	0.01%3	1.08%[3]
	Investment Options (SUNY ORP Legacy (Pre 11/15/2021)) (Portfolio Company fees and expenses)	0.01%[3]	1.39%[3]
	Investment Options (SUNY Voluntary Legacy Plan) (Portfolio Company fees and expenses)	0.53%[3]	1.39%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.

X.81216-23B	March 2024

Lowest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $126	Highest Annual Cost Estimate (SUNY ORP (Post 11/15/2021)): $2,229
Lowest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $126	Highest Annual Cost Estimate (SUNY ORP Legacy (Pre 11/15/2021)): $2,461
Lowest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $615	Highest Annual Cost Estimate (SUNY Voluntary Legacy Plan): $3,294

Assumes:

•     Investment of $100,000;

•     5% annual appreciation;

•     No optional benefits;

•     Fees and expenses of least expensive Fund;

•     No sales charges or advisory fees; and

•     No additional Purchase Payments, transfers, or withdrawals.

Assumes:

•     Investment of $100,000;

•     5% annual appreciation;

•     Fees and expenses of most expensive Fund;

•     No sales charges or advisory fees; and

•     No additional Purchase Payments, transfers, or withdrawals.

See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges.”

NOTICE OF IMPORTANT INFORMATION REGARDING ANNUAL FUND EXPENSES

The Annual Fund Expenses on page 12 of the contract prospectus are deleted in their entirety and replaced with the following: The Annual Fund Expenses for the SUNY ORP (Post 11/15/2021) and SUNY ORP Legacy (Pre 11/15/2021) plans are deleted and replaced with the following:

Applicable to SUNY ORP (Post 11/15/2021)

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.01%	1.08%

Applicable to SUNY ORP Legacy (Pre 11/15/2021)

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.01%	1.39%

Applicable to SUNY Voluntary Legacy Plan

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.53%	1.39%

Also, the Annual Fund Expenses on page 16 of the initial summary prospectus is deleted and replaced with the following:

	Minimum	Maximum
Range of total annual Fund operating expenses before any waivers or expense reimbursements	0.01%	1.08%
Range of total annual Fund operating expenses after any waivers or expense reimbursements	0.01%	1.08%

X.81216-23B	March 2024

NOTICE OF IMPORTANT INFORMATION REGARDING EXAMPLES

The Examples on page 13 and 14 of the contract prospectuses are deleted in their entirety and replaced with the following:

Applicable to SUNY ORP (Post 11/15/2021):

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,611	$8,025	$13,703	$29,147
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,611	$8,025	$13,703	$29,147

Applicable to SUNY ORP Legacy (Pre 11/15/2021):

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,920	$8,948	$15,232	$32,140
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,920	$8,948	$15,232	$32,140

Applicable to SUNY Voluntary Legacy Plan:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$9,154	$17,576	$25,106	$45,000
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:**	1 Year	3 Years	5 Years	10 Years
	$9,154	$17,576	$25,106	$45,000

Also, the Examples on page 17 of the initial summary prospectus is deleted in its entirety and replaced with the following:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,611	$8,025	$13,703	$29,147
Example B: If you do not withdraw your entire Account Value or if you select an income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,611	$8,025	$13,703	$29,147

*	This example will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. (Refer to Example A.)

X.81216-23B	March 2024

****

NOTICE OF IMPORTANT INFORMATION ABOUT

YOUR CONTRACT PROSPECTUS AND SUMMARY PROSPECTUSES

The table labeled “Funds Available for New Allocations: SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts” of APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospectus and the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), in the summary prospectuses are replaced with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)[1,2] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.30%	-13.71%	1.10%	2.27%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[1,3] Investment Adviser: American Century Investment Management, Inc.	0.46%	-12.38%	1.56%	0.63%
Seeks to provide long-term growth of capital.	American Funds® –EuroPacific Growth Fund® (Class R6)[1,4] Investment Adviser: Capital Research and Management CompanySM	0.46%	-22.72%	1.54%	5.30%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the JPMorgan Government Bond Fund (Class R6), Voya Global Bond Portfolio (Class I), and Voya Intermediate Bond Portfolio (Class I) to the Allspring Core Plus Bond Fund (Class R6).
[3]	Effective March 8, 2024, the American Century Investments® Inflation-Adjusted Bond Fund (Investor Class) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the DFA Inflation-Protected Securities (Class I).
[4]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Invesco EQV International Equity Fund (Class R5) to the American Funds EuroPacific Growth Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund® (Class R4)[5,6] Investment Adviser: Capital Research and Management CompanySM	0.76%	-25.88%	7.32%	9.91%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund® (Class R4)[5,6] Investment Adviser: Capital Research and Management CompanySM	1.01%	-29.89%	4.66%	8.58%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R4)[5,7] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.74%	7.19%	11.54%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[5]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Effective March 15, 2024, the American Funds® – New Perspective Fund® (Class R4), American Funds® – SMALLCAP World Fund® (Class R4), Calvert VP SRI Balanced Portfolio (Class I), Voya Global Perspectives® Portfolio (Class I), VY® CBRE Global Real Estate Portfolio (Class I), Voya Global Insights Portfolio (formerly known as ® Invesco Global Portfolio (Class I)), VY® Invesco Equity and Income Portfolio (Class I) and VY® T. Rowe Price Capital Appreciation Portfolio (Class S) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to the following age-based target fund based on the Participant’s birthdate:

Prior to January 1, 1953, the Fund will be replaced with the Vanguard Target Retirement Income Fund.

Effective January 1, 1953, thru December 31, 1957, the Fund will be replaced with the Vanguard Target Retirement 2020 Fund.

Effective January 1, 1958, thru December 31, 1962, the Fund will be replaced with the Vanguard Target Retirement 2025 Fund.

Effective January 1, 1963, thru December 31, 1967, the Fund will be replaced with the Vanguard Target Retirement 2030 Fund.

Effective January 1, 1968, thru December 31, 1972, the Fund will be replaced with the Vanguard Target Retirement 2035 Fund.

Effective January 1, 1973, thru December 31, 1977, the Fund will be replaced with the Vanguard Target Retirement 2040 Fund.

Effective January 1, 1978, thru December 31, 1982, the Fund will be replaced with the Vanguard Target Retirement 2045 Fund.

Effective January 1, 1983, thru December 31, 1987, the Fund will be replaced with the Vanguard Target Retirement 2050 Fund.

Effective January 1, 1988, thru December 31, 1992, the Fund will be replaced with the Vanguard Target Retirement 2055 Fund.

Effective January 1, 1993, thru December 31, 1997, the Fund will be replaced with the Vanguard Target Retirement 2060 Fund.

Effective January 1, 1998, thru December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2065 Fund.

After December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2070 Fund.

[7]	Effective March 8, 2024, the American Funds® – The Growth Fund of America® (Class R4), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the JPMorgan Large Cap Growth Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)[8,9] Investment Adviser: Capital Research and Management CompanySM	0.61%	-8.51%	9.03%	11.86%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I)[10] Investment Adviser: Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities (Class I)[8,11] Investment Adviser: Dimensional Fund Advisors LP	0.11%	-12.22%	2.06%	1.04%
Seeks to maximize capital appreciation.	Driehaus Emerging Markets Growth Fund (Institutional Share Class)[12] Investment Adviser: Driehaus Capital Management LLC (“DCM”)	1.08%	22.36%	0.53%	3.58%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[8]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[9]	Effective March 8, 2024, the American Funds® – Washington Mutual Investors FundSM (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® 500 Index Fund.
[10]	Effective March 15, 2024, the American Funds® – New Perspective Fund® (Class R4), American Funds® – SMALLCAP World Fund® (Class R4), Calvert VP SRI Balanced Portfolio (Class I), Voya Global Perspectives® Portfolio (Class I), VY® CBRE Global Real Estate Portfolio (Class I), Voya Global Insights Portfolio (formerly known as ® Invesco Global Portfolio (Class I)), VY® Invesco Equity and Income Portfolio (Class I), VY® T. Rowe Price Capital Appreciation Portfolio (Class S) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to the following age-based target fund based on the Participant’s birthdate:

Prior to January 1, 1953, the Fund will be replaced with the Vanguard Target Retirement Income Fund.

Effective January 1, 1953, thru December 31, 1957, the Fund will be replaced with the Vanguard Target Retirement 2020 Fund.

Effective January 1, 1958, thru December 31, 1962, the Fund will be replaced with the Vanguard Target Retirement 2025 Fund.

Effective January 1, 1963, thru December 31, 1967, the Fund will be replaced with the Vanguard Target Retirement 2030 Fund.

Effective January 1, 1968, thru December 31, 1972, the Fund will be replaced with the Vanguard Target Retirement 2035 Fund.

Effective January 1, 1973, thru December 31, 1977, the Fund will be replaced with the Vanguard Target Retirement 2040 Fund.

Effective January 1, 1978, thru December 31, 1982, the Fund will be replaced with the Vanguard Target Retirement 2045 Fund.

Effective January 1, 1983, thru December 31, 1987, the Fund will be replaced with the Vanguard Target Retirement 2050 Fund.

Effective January 1, 1988, thru December 31, 1992, the Fund will be replaced with the Vanguard Target Retirement 2055 Fund.

Effective January 1, 1993, thru December 31, 1997, the Fund will be replaced with the Vanguard Target Retirement 2060 Fund.

Effective January 1, 1998, thru December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2065 Fund.

After December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2070 Fund.

[11]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Century Investments® Inflation-Adjusted Bond Fund (Investor Class) to the DFA Inflation-Protected Securities (Class I).
[12]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Driehaus Emerging Markets Growth Fund (Institutional Share Class) to the Fidelity Advisor® Focused Emerging Markets (Class Z).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[13,14] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.01%	-18.13%	9.41%	12.55%
Seeks capital appreciation.	Fidelity Advisor® Focused Emerging Markets (Class Z)[13,15] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, FIA (UK)	0.90%	-19.75%	1.73%	4.64%
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index[13,16] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.03%	-17.28%	7.10%	10.95%
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[13,17] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.03%	-20.27%	4.22%	9.17%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[13]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[14]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.
[15]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Driehaus Emerging Markets Growth Fund (Institutional Share Class) to the Fidelity Advisor® Focused Emerging Markets (Class Z).
[16]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Russell Mid Cap Index Portfolio (Class I) to the Fidelity® Mid Cap Index.
[17]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund[18,19] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.060%	-16.28%	0.96%	N/A%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class)[20] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)[21] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[18]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[19]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya International Index Portfolio to the Fidelity® Total International Index Fund.
[20]	Effective March 8, 2024, the Fidelity® VIP ContrafundSM Portfolio (Initial Class) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the JPMorgan Large Cap Growth Fund (Class R6).
[21]	Effective March 8, 2024, the Fidelity® VIP Equity-Income PortfolioSM (Initial Class) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Equity Income Fund (Admiral Shares).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class)[22] Investment Adviser: Fidelity Management & Research Company LLC Subadvisers: Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) [23] Investment Adviser: Franklin Mutual Advisers, LLC	0.59%	-9.85%	5.94%	N/A
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[24,25] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[26,27] Investment Adviser: Invesco Advisers, Inc.	1.24%	-29.27%	-3.54%	0.65%
Seeks long-term growth of capital.	Invesco EQV International Equity Fund (Class R5)[28] Investment Adviser: Invesco Advisers, Inc.	1.10%	-18.33%	1.35%	4.28%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[22]	Effective March 8, 2024, the FidelityÒ VIP Index 500 Portfolio (Initial Class) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® 500 Index Fund.
[23]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Franklin Small Cap Value VIP Fund (Class 2) to the Franklin Small Cap Value Fund (Class R6).
[24]	On June 20, 2021, the Subaccount that invests in the Franklin Small Cap Value VIP Fund closed to new investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges prior to March 8, 2024.
[25]	Effective March 8, 2024, the Franklin Small Cap Value VIP Fund (Class 2) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Franklin Small Cap Value Fund (Class R6).
[26]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[27]	Effective March 8, 2024, the Invesco Developing Markets Fund (Class A) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity Advisor® Focused Emerging Markets (Class Z).
[28]	Effective March 8, 2024, the Invesco EQV International Equity Fund (Class R5) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® – EuroPacific Growth Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[29,30] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	-1.89%	8.95%	11.72%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class I) [29,31] Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%	-11.85%	0.17%	0.58%
Seeks to achieve both capital appreciation and current income.	Parnassus Core Equity FundSM (Investor Shares) Investment Adviser: Parnassus Investment	0.82%	-18.61%	10.41%	12.41%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6)[32] Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	-11.55%	2.72%	4.34%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Equity Income Fund (Class Y)[29,33] Investment Adviser: Amundi Asset Management US, Inc.	0.78%	-7.88%	5.88%	10.57%
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)[34] Investment Adviser: T. Rowe Price Investment Management	0.68%	-24.48%	8.75%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[29]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[30]	Effective March 8, 2024, JPMorgan Equity Income Fund (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Equity Income Fund (Admiral Shares).
[31]	Effective March 8, 2024, JPMorgan Government Bond Fund (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Allspring Core Plus Bond Fund (Class R6).
[32]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya High Yield Portfolio (Class I) to the PGIM High Yield Fund (Class R6).
[33]	Effective March 8, 2024, Pioneer Equity Income Fund (Class Y) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Equity Income Fund (Admiral Shares).
[34]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) and Voya MidCap Opportunities Portfolio (Class I) to the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks an above average level of dividend income and reasonable long-term capital appreciation. The fund has two advisors who perform extensive research to identify dividend-paying, undervalued companies with catalysts for share-price appreciation.	Vanguard Equity Income Fund (Admiral Shares)[35,36] Investment Adviser: Vanguard Quantitative Equity Group Subadviser: Wellington Management Company LLP	0.28%	0.00%	8.91%	11.79%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)[36,37] Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.34%	-23.26%	8.44%	11.51%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2020 Fund[36,38,39] Investment Adviser: Vanguard Equity Index Group	0.08%	-14.15%	3.22%	5.83%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[35]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, Pioneer Equity Income Fund (Class Y) the Vanguard Equity Income Fund (Admiral Shares).
[36]	Vanguard is a trademark of The Vanguard Group, Inc.
[37]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya SmallCap Opportunities Portfolio (Class I) and Wanger Acorn to the Vanguard® ExplorerTM Fund (AdmiralTM Shares).
[38]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[39]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund[40,41,42,43] Investment Adviser: Vanguard Equity Index Group	0.08%	-15.55%	3.58%	6.43%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[40,41,42,44] Investment Adviser: Vanguard Equity Index Group	0.08%	-16.27%	3.94%	6.99%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[40]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[41]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[42]	Vanguard is a trademark of The Vanguard Group, Inc.
[43]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution 2025 Portfolio (Class I) to the Vanguard Target Retirement 2025 Fund.
[44]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution 2030 Portfolio (Class I) to the Vanguard Target Retirement 2030 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund[45,46,47,48] Investment Adviser: Vanguard Equity Index Group	0.08%	-16.27%	3.94%	6.99%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund[45,46,47,49] Investment Adviser: Vanguard Equity Index Group	0.08%	-16.98%	4.74%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[45]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[46]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[47]	Vanguard is a trademark of The Vanguard Group, Inc.
[48]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution 2035 Portfolio (Class I) to the Vanguard Target Retirement 2035 Fund.
[49]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution 2040 Portfolio (Class I) to the Vanguard Target Retirement 2040 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund[50,51,52,53] Investment Adviser: Vanguard Equity Index Group	0.08%	-17.36%	5.14%	8.34%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund[50,51,52,54] Investment Adviser: Vanguard Equity Index Group	0.08%	-17.46%	5.18%	8.36%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[50]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[51]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[52]	Vanguard is a trademark of The Vanguard Group, Inc.
[53]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution 2045 Portfolio (Class I) to the Vanguard Target Retirement 2045 Fund.
[54]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution 2050 Portfolio (Class I) to the Vanguard Target Retirement 2050 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund[55,56,57,58] Investment Adviser: Vanguard Equity Index Group	0.08%	-17.46%	5.18%	8.34%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund[55,56,57,59] Investment Adviser: Vanguard Equity Index Group	0.08%	-17.46%	5.18%	8.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[55]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[56]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[57]	Vanguard is a trademark of The Vanguard Group, Inc.
[58]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution 2055 Portfolio (Class I) to the Vanguard Target Retirement 2055 Fund.
[59]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution 2060 Portfolio (Class I) to the Vanguard Target Retirement 2060 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund[60,61,62,63] Investment Adviser: Vanguard Equity Index Group	0.08%	-17.39%	5.15%	N/A
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund[60,61,62,64] Investment Adviser: Vanguard Equity Index Group	0.08%	N/A	N/A	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[60]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[61]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[62]	Vanguard is a trademark of The Vanguard Group, Inc.
[63]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution 2065 Portfolio (Class I) to the Vanguard Target Retirement 2065 Fund.
[64]	The Vanguard Target Retirement 2070 Fund was opened on June 28, 2022. As a result, there is no data for the period as of December 31, 2022.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund[65,66,67,68] Investment Adviser: Vanguard Equity Index Group Subadviser: Wellington Management Company LLP	0.08%	-12.74%	2.30%	3.62%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[65,69] CHECK NUMBERS Investment Adviser: Victory Capital Management Inc.	0.54%	-2.48%	10.05%	11.20%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I)[70] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[65]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[66]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[67]	Vanguard is a trademark of The Vanguard Group, Inc.
[68]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Solution Income Portfolio (Class I) to the Vanguard Target Retirement Income Fund.
[69]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Victory Sycamore Established Value Fund (Class A), VY® American Century Small-Mid Cap Value Portfolio (Class I), and VY® JPMorgan Mid Cap Value Portfolio (Class I) to the Victory Sycamore Established Value Fund (Class R6).
[70]	Effective March 8, 2024, the Voya Global Bond Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Allspring Core Plus Bond Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio[71,72] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	-31.93%	2.80%	7.84%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)[73,74] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	19.33%	1.38%	N/A
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio* (Class I)[75] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC * There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.	0.45%	1.39%	1.05%	0.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[71]	Effective December 1, 2023, the VY® Invesco Global Portfolio (Class I) changed its name to Voya Global Insights Portfolio and Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[72]	Effective March 15, 2024, the Voya Global Insights Portfolio (Class I) (formerly known as VY® Invesco Global Portfolio (Class I)), the Plan Sponsor will transfer all investments in, and future allocations to, an age-based target fund based on the Participant’s birthdate.
[73]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information. Vanguard is a trademark of The Vanguard Group, Inc.
[74]	Effective March 15, 2024, the Voya Global Perspectives® Portfolio (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to an age-based target fund based on the Participant’s birthdate.
[75]	Effective March 8, 2024, the Voya Government Money Market Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Federal Money Market Fund (Investor Class).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[76] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I)[77] Investment Adviser: Voya Investment s, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%
Seeks to maximize total return through income and capital appreciation.	Voya Intermediate Bond Fund (Class R6)[78] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.29%	-14.16%	0.19%	1.71%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I79,80 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	-8.90%	0.13%	3.14%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[76]	Effective March 8, 2024, the Voya Growth and Income Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® 500 Index Fund.
[77]	Effective March 8, 2024, the Voya High Yield Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the PGIM High Yield Fund (Class R6).
[78]	Effective March 8, 2024, the Voya Intermediate Bond Fund (Class R6), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Allspring Core Plus Bond Fund (Class R6).
[79]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[80]	Effective March 8, 2024, the Voya International High Dividend Low Volatility Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® – EuroPacific Growth Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I)[81] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%
A non-diversified Fund that seeks long-term capital appreciation.	Voya Large-Cap Growth Fund (Class R6)[82] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.56%	-30.37%	7.47%	N/A
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class R6)[83] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.12%	7.23%	N/A
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I)[84] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	-17.61%	6.71%	10.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I)[85] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-20.69%	3.78%	8.76%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[81]	Effective March 8, 2024, Voya International Index Portfolio (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® Total International Index.
[82]	Effective March 8, 2024, Voya Large-Cap Growth Fund will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the JPMorgan Large Cap Growth (Class R6).
[83]	Effective March 8, 2024, Voya MidCap Opportunities Portfolio (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
[84]	Effective March 8, 2024, Voya RussellTM Mid Cap Index Portfolio (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® Mid Cap Index Fund.
[85]	Effective March 8, 2024, Voya RussellTM Small Cap Index Portfolio (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® Small Cap Index Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I)[86] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.68%	2.66%	8.69%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I)[87] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[88,89] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	-17.24%	3.18%	5.89%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[88,90,91] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	-17.69%	3.61%	6.78%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[86]	Effective March 8, 2024, Voya Small Company Portfolio (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® Small Cap Index Fund.
[87]	Effective March 8, 2024, Voya SmallCap Opportunities Portfolio (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® Small Cap Index Fund.
[88]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[89]	Effective March 8, 2024, the Voya Solution 2025 Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2025 Fund.
[90]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
[91]	Effective March 8, 2024, the Voya Solution 2030 Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2030 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I),92,93 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	-18.39%	3.75%	6.93%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[92,94,95] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	-19.12%	4.27%	7.72%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[92,96] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-19.28%	4.33%	7.68%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[92]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[93]	Effective March 8, 2024, the Voya Solution 2035 Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2035 Fund.
[94]	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
[95]	Effective March 8, 2024, the Voya Solution 2040 Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2040 Fund.
[96]	Effective March 8, 2024, the Voya Solution 2045 Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2045 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[97,98] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	-19.81%	3.73%	7.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[97,99] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	-19.53%	4.26%	7.71%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)97,100,101 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	-19.65%	4.16%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
[97]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[98]	Effective March 8, 2024, the Voya Solution 2050 Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2050 Fund.
[99]	Effective March 8, 2024, the Voya Solution 2055 Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2055 Fund.
100	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
101	Effective March 8, 2024, the Voya Solution 2060 Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2060 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)102,103,104 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.79%	-19.60	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)102,105 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-14.82%	2.36%	3.94%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I)106 Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	-5.38%	7.10%	11.07%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
102	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
103	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
104	Effective March 8, 2024, the Voya Solution 2065 Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2065 Fund.
105	Effective March 8, 2024, the Voya Solution Income Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement Income Fund
106	Effective March 8, 2024, the VY® American Century Small-Mid Cap Value Portfolio, will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Victory Sycamore Established Value Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I)107 Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.87%	-24.95%	1.85%	3.65%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I)107 Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I)107,108 Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I)109 Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	-8.33%	5.90%	9.94%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
107	Effective March 15, 2024, the American Funds® – New Perspective Fund® (Class R4), American Funds® – SMALLCAP World Fund® (Class R4), Calvert VP SRI Balanced Portfolio (Class I), Voya Global Perspectives® Portfolio (Class I), VY® CBRE Global Real Estate Portfolio (Class I), Voya Global Insights Portfolio (Class I) (formerly known as VY® Invesco Global Portfolio (Class I), VY® Invesco Equity and Income Portfolio (Class I), and VY® T. Rowe Price Capital Appreciation Portfolio (Class S) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to the following age-based target fund based on the Participant’s birthdate:

Prior to January 1, 1953, the Fund will be replaced with the Vanguard Target Retirement Income Fund.

Effective January 1, 1953, thru December 31, 1957, the Fund will be replaced with the Vanguard Target Retirement 2020 Fund.

Effective January 1, 1958, thru December 31, 1962, the Fund will be replaced with the Vanguard Target Retirement 2025 Fund.

Effective January 1, 1963, thru December 31, 1967, the Fund will be replaced with the Vanguard Target Retirement 2030 Fund.

Effective January 1, 1968, thru December 31, 1972, the Fund will be replaced with the Vanguard Target Retirement 2035 Fund.

Effective January 1, 1973, thru December 31, 1977, the Fund will be replaced with the Vanguard Target Retirement 2040 Fund.

Effective January 1, 1978, thru December 31, 1982, the Fund will be replaced with the Vanguard Target Retirement 2045 Fund.

Effective January 1, 1983, thru December 31, 1987, the Fund will be replaced with the Vanguard Target Retirement 2050 Fund.

Effective January 1, 1988, thru December 31, 1992, the Fund will be replaced with the Vanguard Target Retirement 2055 Fund.

Effective January 1, 1993, thru December 31, 1997, the Fund will be replaced with the Vanguard Target Retirement 2060 Fund.

Effective January 1, 1998, thru December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2065 Fund.

After December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2070 Fund.

108	Effective December 1, 2023, the VY® Invesco Global Portfolio (Class I) changed its name to Voya Global Insights Portfolio and

Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.

109	Effective March 8, 2024, the VY® JPMorgan Mid Cap Value Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Victory Sycamore Established Value (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)110 Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)111 Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I)111 Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
110	Effective March 15, 2024, the American Funds® – New Perspective Fund® (Class R4), American Funds® – SMALLCAP World Fund® (Class R4), Calvert VP SRI Balanced Portfolio (Class I), Voya Global Perspectives® Portfolio (Class I), VY® CBRE Global Real Estate Portfolio (Class I), Voya Global Insights (Class I) (formerly known as VY® Invesco Global Portfolio (Class I), VY® Invesco Equity and Income Portfolio (Class I), and VY® T. Rowe Price Capital Appreciation Portfolio (Class S) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to the following age-based target fund based on the Participant’s birthdate:

Prior to January 1, 1953, the Fund will be replaced with the Vanguard Target Retirement Income Fund.

Effective January 1, 1953, thru December 31, 1957, the Fund will be replaced with the Vanguard Target Retirement 2020 Fund.

Effective January 1, 1958, thru December 31, 1962, the Fund will be replaced with the Vanguard Target Retirement 2025 Fund.

Effective January 1, 1963, thru December 31, 1967, the Fund will be replaced with the Vanguard Target Retirement 2030 Fund.

Effective January 1, 1968, thru December 31, 1972, the Fund will be replaced with the Vanguard Target Retirement 2035 Fund.

Effective January 1, 1973, thru December 31, 1977, the Fund will be replaced with the Vanguard Target Retirement 2040 Fund.

Effective January 1, 1978, thru December 31, 1982, the Fund will be replaced with the Vanguard Target Retirement 2045 Fund.

Effective January 1, 1983, thru December 31, 1987, the Fund will be replaced with the Vanguard Target Retirement 2050 Fund.

Effective January 1, 1988, thru December 31, 1992, the Fund will be replaced with the Vanguard Target Retirement 2055 Fund.

Effective January 1, 1993, thru December 31, 1997, the Fund will be replaced with the Vanguard Target Retirement 2060 Fund.

Effective January 1, 1998, thru December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2065 Fund.

After December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2070 Fund.

111	Effective March 8, 2024, the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
112	Effective March 8, 2024, the VY® T. Rowe Price Growth Equity Portfolio (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the JPMorgan Large Cap Growth Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Wanger Acorn113 Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-34.83%	-0.22%	7.05%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
113	Effective April 21, 2023, Wanger Select reorganized with and merged into Wanger Acorn. Effective March 8, 2024, the Wanger Acorn will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard® ExplorerTM Fund (AdmiralTM Shares).

X.81216-23B	March 2024

****

The table labeled “Funds Available for New Allocations: SUNY ORP Post (11/15/2021) Contracts” of APPENDIX A in the contract prospectus, and in the APPENDIX, of the summary prospectuses are replaced with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return, consisting of current income and capital appreciation.	Allspring Core Plus Bond Fund (Class R6)114,115 Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.30%	-13.71%	1.10%	2.27%
Seeks long-term capital growth. Income is a secondary objective.	American Century Investments® Mid Cap Value Fund (Class R6)116 Investment Adviser: American Century Investment Management, Inc.	0.62%	4.48%	7.46%	N/A
Seeks to strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.	American Funds® – American Mutual Fund® (Class R6)114,117 Investment Adviser: Capital Research and Management CompanySM	0.27%	-4.19%	8.65%	11.19%
Seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the Fund’s investments.	American Funds® – Capital World Bond Fund® (Class R6)114,118 Investment Adviser: Capital Research and Management CompanySM	0.48%	-17.17%	-1.41%	-0.15%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
114	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
115	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® – Capital World Bond Fund® (Class R6), JPMorgan Government Bond Fund (Class R6), and Voya Intermediate Bond Portfolio (Class I) to the Allspring Core Plus Bond Fund (Class R6).
116	Effective March 8, 2024, the American Century Investments® Mid Cap Value Fund (Class R6), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Victory Sycamore Established Value (Class R6).
117	Effective March 8, 2024, the American Funds® – American Mutual Fund® (Class R6), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Equity Income (Admiral Shares).
118	Effective March 8, 2024, the American Funds® – Capital World Bond Fund® (Class R6), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Allspring Core Plus Bond Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® –EuroPacific Growth Fund® (Class R6)119 Investment Adviser: Capital Research and Management CompanySM	0.46%	-22.72%	1.54%	5.30%
Seeks to provide long-term growth of capital.	American Funds® – New Perspective Fund® (Class R6)119,120 Investment Adviser: Capital Research and Management CompanySM	0.41%	-25.61%	7.69%	10.29%
Seeks to provide long-term growth of capital.	American Funds® –SMALLCAP World Fund® (Class R6)119,120 Investment Adviser: Capital Research and Management CompanySM	0.66%	29.63%	5.03%	8.96%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R6)119,121 Investment Adviser: Capital Research and Management CompanySM	0.30%	-30.49%	7.57%	11.93%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
119	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
120	Effective March 15, 2024, the American Funds® – New Perspective Fund® (Class R6), American Funds® – SMALLCAP World Fund® (Class R6), DFA Real Estate Securities Portfolio, and VY® T. Rowe Price Capital Appreciation Portfolio (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to the following age-based target fund based on the Participant’s birthdate:

Prior to January 1, 1953, the Fund will be replaced with the Vanguard Target Retirement Income Fund.

Effective January 1, 1953, thru December 31, 1957, the Fund will be replaced with the Vanguard Target Retirement 2020 Fund.

Effective January 1, 1958, thru December 31, 1962, the Fund will be replaced with the Vanguard Target Retirement 2025 Fund.

Effective January 1, 1963, thru December 31, 1967, the Fund will be replaced with the Vanguard Target Retirement 2030 Fund.

Effective January 1, 1968, thru December 31, 1972, the Fund will be replaced with the Vanguard Target Retirement 2035 Fund.

Effective January 1, 1973, thru December 31, 1977, the Fund will be replaced with the Vanguard Target Retirement 2040 Fund.

Effective January 1, 1978, thru December 31, 1982, the Fund will be replaced with the Vanguard Target Retirement 2045 Fund.

Effective January 1, 1983, thru December 31, 1987, the Fund will be replaced with the Vanguard Target Retirement 2050 Fund.

Effective January 1, 1988, thru December 31, 1992, the Fund will be replaced with the Vanguard Target Retirement 2055 Fund.

Effective January 1, 1993, thru December 31, 1997, the Fund will be replaced with the Vanguard Target Retirement 2060 Fund.

Effective January 1, 1998, thru December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2065 Fund.

After December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2070 Fund.

121	Effective March 15, 2024, the American Funds® – The Growth Fund of America® (Class R6), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the JPMorgan Large Cap Growth Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R6)122,123 Investment Adviser: Capital Research and Management CompanySM	0.26%	-8.18%	9.41%	12.25%
Seeks long-term capital appreciation.	Ariel Fund (Institutional Class)122,124 Investment Adviser: Ariel Investments, LLC	0.99%	10.22%	8.51%	5.62%
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Institutional Class)125 Investment Adviser: Dimensional Fund Advisors LP	0.11%	-12.22%	2.06%	1.04%
Achieve long-term capital appreciation.	DFA Real Estate Securities Portfolio (Institutional Class)122,125 Investment Adviser: Dimensional Fund Advisors LP	0.18%	-24.96%	4.67%	7.04%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
122	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
123	Effective March 15, 2024, the American Funds® – Washington Mutual Investors FundSM (Class R6), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® 500 Index Fund.
124	Effective March 8, 2024, the Ariel Fund (Institutional Class), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Victory Sycamore Established Value Fund (Class R6).
125	Effective March 15, 2024, the American Funds® – New Perspective Fund® (Class R6), American Funds® – SMALLCAP World Fund® (Class R6), DFA Real Estate Securities Portfolio, and VY® T. Rowe Price Capital Appreciation Portfolio (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to the following age-based target fund based on the Participant’s birthdate:

Prior to January 1, 1953, the Fund will be replaced with the Vanguard Target Retirement Income Fund.

Effective January 1, 1953, thru December 31, 1957, the Fund will be replaced with the Vanguard Target Retirement 2020 Fund.

Effective January 1, 1958, thru December 31, 1962, the Fund will be replaced with the Vanguard Target Retirement 2025 Fund.

Effective January 1, 1963, thru December 31, 1967, the Fund will be replaced with the Vanguard Target Retirement 2030 Fund.

Effective January 1, 1968, thru December 31, 1972, the Fund will be replaced with the Vanguard Target Retirement 2035 Fund.

Effective January 1, 1973, thru December 31, 1977, the Fund will be replaced with the Vanguard Target Retirement 2040 Fund.

Effective January 1, 1978, thru December 31, 1982, the Fund will be replaced with the Vanguard Target Retirement 2045 Fund.

Effective January 1, 1983, thru December 31, 1987, the Fund will be replaced with the Vanguard Target Retirement 2050 Fund.

Effective January 1, 1988, thru December 31, 1992, the Fund will be replaced with the Vanguard Target Retirement 2055 Fund.

Effective January 1, 1993, thru December 31, 1997, the Fund will be replaced with the Vanguard Target Retirement 2060 Fund.

Effective January 1, 1998, thru December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2065 Fund.

After December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2070 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to maximize total returns. Total return is comprised of income and capital appreciation.	DFA Social Fixed Income Portfolio (Institutional Class)126 Investment Adviser: Dimensional Fund Advisors LP	0.21%	-13.07%	0.34%	N/A
Seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.	DFA U.S. Large Company Portfolio (Institutional Class)126,127 Investment Adviser: Dimensional Fund Advisors LP	0.08%	-18.19%	9.36%	12.49%
Seeks to maximize capital appreciation.	Driehaus Emerging Markets Growth Fund (Institutional Share Class)128 Investment Adviser: Driehaus Capital Management LLC (“DCM”)	1.08%	22.36%	0.53%	3.58%
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund126,129 Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.01%	-18.13%	9.41%	12.55%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
126	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
127	Effective March 8, 2024, the DFA U.S. Large Company Portfolio (Institutional Class) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® 500 Index Fund.
128	Effective March 8, 2024, the Driehaus Emerging Markets Growth Fund, will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity Advisor® Focused Emerging Markets (Class Z).
129	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), DFA U.S. Large Company Portfolio (Institutional Class), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.	Fidelity® Mid Cap Index Fund Investment Adviser: Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the Fund.	0.03%	-17.28%	7.10%	10.95%
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund130,131 Investment Adviser: Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the Fund.	0.03%	-20.27%	4.22%	9.17%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® Total International Index Fund130,132 Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.060%	-16.28%	0.96%	N/A
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.59%	-9.85%	5.94%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
130	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
131	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.
132	Effective March 8, 2024, the Plan’s sponsor will transfer all investments in, and future allocations to, the Vanguard® Total International Stock Index Fund (AdmiralTM Shares) and the Voya International Index Portfolio to the Fidelity® Total International Index Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture, and forestry.	Impax Global Environmental Markets Fund (Institutional Class)133,134 Investment Adviser: Impax Asset Management LLC (“IAM” or the “Adviser”) is the investment adviser for the Global Environmental Markets Fund. IAM has engaged Impax Asset Management Ltd. (the “Sub-Adviser” as a sub-adviser to manage the Global Environmental Markets Fund’s investments. Impax Asset Management Ltd. has its principal offices at 30 Panton Street, 7th Floor, London, SW1Y4AJ, United Kingdom.	0.90%	-5.94%	6.52%	9.27%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class R6)133,135 Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%	1.46%	8.85%	11.73%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund (Class R6)133,136 Investment Adviser: J.P. Morgan Investment Management Inc.	0.30%	-7.64%	0.78%	1.04%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
133	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
134	Effective December 31, 2022, the Pax Global Environmental Markets Fund changed its name to the Impax Global Environmental Markets Fund (Institutional Class).
135	Effective March 8, 2024, the JPMorgan Equity Income Fund (Class R6), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Equity Income Fund (Admiral Shares).
136	Effective March 8, 2024, JPMorgan Government Bond Fund (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Allspring Core Plus Bond Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	JPMorgan Large Cap Growth Fund (Class R6)137 Investment Adviser: J.P. Morgan Investment Management Inc.	0.44%	-11.92%	13.49%	15.72%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6) Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	-11.55%	2.72%	4.34%
Capital growth and current income.	Pioneer Balanced ESG Fund (Class K Shares) Investment Adviser: Amundi Asset Management US, Inc.	0.65%	-14.33%	5.41%	7.70%
Seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.	T. Rowe Price Diversified Mid-Cap Growth Fund (Class I)138 Investment Adviser: T. Rowe Price Investment Management	0.68%	-24.48%	8.75%	N/A
Seeks to provide long-term capital appreciation through investments in common stocks of growth companies.	T. Rowe Price Large-Cap Growth Fund (Class I)139,140 Investment Adviser: T. Rowe Price Associates, Inc.	0.55%	-35.18%	8.35%	13.85%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
137	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® – The Growth Fund of America® (Class R6), T. Rowe Price Large-Cap Growth Fund (Class I), Voya Large Cap Growth Portfolio (Class I) and VY® T. Rowe Price Growth Equity Portfolio (Class I) to the JPMorgan Large Cap Growth Fund (Class R6).
138	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class R6) to the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
139	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
140	Effective March 8, 2024, the T. Rowe Price Large-Cap Growth Fund (Class I), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the JPMorgan Large Cap Growth Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide investors with growth of capital.	Touchstone Small Company Fund (Class R6) Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.88%	23.67%	14.01%	13.77%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Fund (AdmiralTM Shares)141,142 Investment Advisers: Wellington Management Company LLC (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.28%	0.00%	8.91%	11.79%
Seeks to provide long-term capital appreciation.	Vanguard® ExplorerTM Fund (AdmiralTM Shares)142 Investment Advisers: ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.34%	-23.26%	8.44%	11.51%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® Federal Money Market Fund (Investor Shares)142 Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	1.55%	1.18%	0.71%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
141	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® American Mutual Fund® (Class R6), and JPMorgan Equity Income Fund (Class R6) to the Vanguard Equity Income (Admiral Shares).
142	Vanguard is a trademark of The Vanguard Group, Inc.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	Vanguard® FTSE Social Index Fund(Institutional Shares)143 Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.12%	-24.20%	8.98%	12.98%
Seeks to provide long-term capital appreciation.	Vanguard® International Value Fund (Investor Shares)143,144 Investment Advisers: ARGA Investment Management, LP (ARGA), Lazard Asset Management LLC (Lazard), Sprucegrove Investment Management Ltd. (Sprucegrove)	0.38%	-11.66%	1.36%	4.31%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2025 Fund143,145,146,147 Investment Adviser: Vanguard Equity Index Group	0.08%	-15.55%	3.58%	6.43%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
143	Vanguard is a trademark of The Vanguard Group, Inc.
144	Effective March 8, 2024, the Vanguard® International Value Fund (Investor Shares), will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® – EuroPacific Growth Fund (Class R6).
145	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
146	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
147	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2025 Fund (Class R6) to the Vanguard Target Retirement 2025 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund148,149,150,151 Investment Adviser: Vanguard Equity Index Group	0.08%	-16.27%	3.94%	6.99%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2035 Fund148,149,150,152 Investment Adviser: Vanguard Equity Index Group	0.08%	-16.62%	4.34%	7.57%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
148	Vanguard is a trademark of The Vanguard Group, Inc.
149	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
150	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
151	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2030 Fund (Class R6) to the Vanguard Target Retirement 2030 Fund.
152	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2035 Fund (Class R6) to the Vanguard Target Retirement 2035 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2040 Fund153,154,155 Investment Adviser: Vanguard Equity Index Group	0.08%	-16.98%	4.74%	8.06%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2045 Fund153,154,155, 157 Investment Adviser: Vanguard Equity Index Group	0.08%	-17.36%	5.14%	8.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
153	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
154	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
155	Vanguard is a trademark of The Vanguard Group, Inc.
156	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2040 Fund (Class R6) to the Vanguard Target Retirement 2040 Fund.
157	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2045 Fund (Class R6) to the Vanguard Target Retirement 2045 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2050 Fund158,159,160,161 Investment Adviser: Vanguard Equity Index Group	0.08%	-17.46%	5.18%	8.36%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2055 Fund158,159,160,162 Investment Adviser: Vanguard Equity Index Group	0.08%	-17.46%	5.18%	8.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
158	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
159	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
160	Vanguard is a trademark of The Vanguard Group, Inc.
161	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2050 Fund (Class R6) to the Vanguard Target Retirement 2050 Fund.
162	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2055 Fund (Class R6) to the Vanguard Target Retirement 2055 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Bond II Index Fund, and Total International Stock Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2060 Fund163,164,165,166 Investment Adviser: Vanguard Equity Index Group	0.08%	-17.46%	5.18%	8.34%
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2065 Fund163,164,165,167 Investment Adviser: Vanguard Equity Index Group	0.08%	-17.39%	5.15%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
163	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
164	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
165	Vanguard is a trademark of The Vanguard Group, Inc.
166	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2060 Fund (Class R6) to the Vanguard Target Retirement 2060 Fund.
167	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target Retirement 2065 Fund (Class R6) to the Vanguard Target Retirement 2065 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2070 Fund168,169,170,171 Investment Adviser: Vanguard Equity Index Group	0.08%	N/A	N/A	N/A
Seeks to provide current income and some growth of capital by investing in a mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Index Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement Income Fund168,169,170,172 Investment Adviser: Vanguard Equity Index Group Subadviser: Wellington Management Company LLP	0.08%	-12.74%	2.30%	3.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
168	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
169	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
170	Vanguard is a trademark of The Vanguard Group, Inc.
171	The Vanguard Target Retirement 2070 Fund was opened on June 28, 2022. As a result, there is no data for the period as of December 31, 2022.
172	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the Voya Target In-Retirement Fund (Class R6) to the Vanguard Target Retirement Income Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Index Fund (AdmiralTM Shares)173,174 Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	-16.01%	1.09%	4.06%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)175 Investment Adviser: Victory Capital Management Inc.	0.90%	-8.42%	8.38%	12.20%
Seeks to maximize total return through income and capital appreciation.	Voya Intermediate Bond Portfolio (Class I)176 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%
A non-diversified Fund that seeks long-term capital appreciation.	Voya Large-Cap Growth Portfolio (Class I)177 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-30.50%	7.30%	11.75%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
173	Vanguard is a trademark of The Vanguard Group, Inc.
174	Effective March 8, 2024, Vanguard® Total International Stock Index Fund (AdmiralTM Shares) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Fidelity® Total International Index.
175	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts. Effective March 8, 2024, Victory Sycamore Established Value Fund (Class A) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Victory Sycamore Established Value Fund (Class R6).
176	Effective March 8, 2024, Voya Intermediate Bond Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Allspring Core Plus Bond Fund (Class R6).
177	Effective March 8, 2024, Voya Large Cap Growth Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the JPMorgan Large Cap Growth Fund (Class R6).

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class R6)178 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.12%	7.23%	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target In-Retirement Fund (Class R6)179,180 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.22%	-14.95%	1.91%	N/A
Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target Retirement 2025 Fund (Class R6)179,181 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.23%	-16.88%	3.24%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
178	Effective March 8, 2024, Voya MidCap Opportunities Portfolio (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).
179	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
180	Effective March 8, 2024, Voya Target In-Retirement Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement Income Fund.
181	Effective March 8, 2024, Voya Target Retirement 2025 Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2025 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target Retirement 2030 Fund (Class R6)182,183 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.24%	-17.39%	3.86%	N/A
Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target Retirement 2035 Fund (Class R6)182,184 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.24%	-17.98%	4.44%	N/A
Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target Retirement 2040 Fund (Class R6)182,185 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.25%	-18.37%	5.01%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
182	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
183	Effective March 8, 2024, Voya Target Retirement 2030 Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2030 Fund.
184	Effective March 8, 2024, Voya Target Retirement 2035 Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2035 Fund.
185	Effective March 8, 2024, Voya Target Retirement 2040 Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2040 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target Retirement 2045 Fund (Class R6)185,186 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.25%	-18.51%	5.29%	N/A
Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target Retirement 2050 Fund (Class R6)185,187 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.25%	-18.70%	5.18%	N/A
Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target Retirement 2055 Fund (Class R6)185,188 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.25%	-18.81%	5.22%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
185	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
186	Effective March 8, 2024, Voya Target Retirement 2045 Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2045 Fund.
187	Effective March 8, 2024, Voya Target Retirement 2050 Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2050 Fund.
188	Effective March 8, 2024, Voya Target Retirement 2055 Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2055 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target Retirement 2060 Fund (Class R6)189,190 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.25%	-18.83%	5.30%	N/A
Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Target Retirement 2065 Fund (Class R6)189,191 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.25%	-18.86%	N/A	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
189	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
190	Effective March 8, 2024, Voya Target Retirement 2060 Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2060 Fund.
191	Effective March 8, 2024, Voya Target Retirement 2065 Fund (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the Vanguard Target Retirement 2065 Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk	VY® T. Rowe Price Capital Appreciation Portfolio (Class R6)192 Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.64%	-11.96%	9.19%	N/A
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class R6)193 Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.75%	-24.31%	8.58%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
192	Effective March 15, 2024, the American Funds® – New Perspective Fund® (Class R6), American Funds® – SMALLCAP World Fund® (Class R6), and VY® T. Rowe Price Capital Appreciation Portfolio (Class R6) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to the following age-based target fund based on the Participant’s birthdate:

Prior to January 1, 1953, the Fund will be replaced with the Vanguard Target Retirement Income Fund.

Effective January 1, 1953, thru December 31, 1957, the Fund will be replaced with the Vanguard Target Retirement 2020 Fund.

Effective January 1, 1958, thru December 31, 1962, the Fund will be replaced with the Vanguard Target Retirement 2025 Fund.

Effective January 1, 1963, thru December 31, 1967, the Fund will be replaced with the Vanguard Target Retirement 2030 Fund.

Effective January 1, 1968, thru December 31, 1972, the Fund will be replaced with the Vanguard Target Retirement 2035 Fund.

Effective January 1, 1973, thru December 31, 1977, the Fund will be replaced with the Vanguard Target Retirement 2040 Fund.

Effective January 1, 1978, thru December 31, 1982, the Fund will be replaced with the Vanguard Target Retirement 2045 Fund.

Effective January 1, 1983, thru December 31, 1987, the Fund will be replaced with the Vanguard Target Retirement 2050 Fund.

Effective January 1, 1988, thru December 31, 1992, the Fund will be replaced with the Vanguard Target Retirement 2055 Fund.

Effective January 1, 1993, thru December 31, 1997, the Fund will be replaced with the Vanguard Target Retirement 2060 Fund.

Effective January 1, 1998, thru December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2065 Fund.

After December 31, 2002, the Fund will be replaced with the Vanguard Target Retirement 2070 Fund.

193	Effective March 8, 2024, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) will no longer be available for investment and the Plan Sponsor will transfer all investments in, and future allocations to, the T. Rowe Price Diversified Mid Cap Growth Fund (Class I).

X.81216-23B	March 2024

****

The table labeled “Funds Closed to New Allocations: SUNY Voluntary Legacy Plan Contract** of APPENDIX A in the contract prospectus, and in the APPENDIX, of the summary prospectuses are replaced with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)194 Investment Adviser: Fred Alger Management, Inc.	1.36%	-34.44%	7.75%	10.57%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Administrator Class)194,195 Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, LLC	1.19%	-24.47%	6.29%	10.23%
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)194 Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.24%	-13.88%	4.21%	9.55%
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund (Class N)194 Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.10%	-8.30%	3.39%	8.80%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	For the SUNY Voluntary Legacy Plan Contract, these Funds are not available for new allocations from participants that were not invested in the Funds prior to May 1, 2017. Participants that were invested in the Funds before May 1, 2017, may continue to invest in these Funds although once a participant’s investment in a Fund is fully liquidated the Fund will no longer be available for new allocations from that participant. For the SUNY ORP and NYS VDC Contracts, these Funds are not available for new allocations from any participant beginning on May 1, 2017.
194	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
195	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Class)196 Investment Adviser: Saturna Capital Corporation	0.90%	-19.41%	13.93%	14.03%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Class)196 Investment Adviser: Saturna Capital Corporation	1.01%	-8.72%	8.63%	10.72%
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund (Investor Class)196 Investment Adviser: American Beacon Advisors, Inc. Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; Brandywine Global Investment Management, LLC; Newton Investment Management North America, LLC	1.15%	13.66%	4.74%	9.05%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (A Class)196 Investment Adviser: American Century Investment Management, Inc.	0.90%	-12.83%	6.65%	10.39%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
196	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)197 Investment Adviser: BlackRock Advisors, LLC	0.85%	-5.70%	11.49%	15.49%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A Shares)197 Investment Adviser: BlackRock Advisors, LLC	1.00%	-9.25%	7.36%	9.59%
Seeks maximum long-term total return, consistent with reasonable risk.	Delaware Diversified Income Fund (Class A)197 Investment Adviser: Delaware Management Company	0.70%	-17.84%	-0.56%	0.83%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-14.94%	3.75%	5.66%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
197	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts. Effective on or about December 31, 2024, the Delaware Diversified Income Fund will merge into Macquarie Diversified Income Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	-24.46%	12.42%	14.81%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.77%	-24.48%	2.61%	5.74%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)198 Investment Adviser: Impax Asset Management LLC	0.90%	-5.94%	6.52%	9.27%
Seeks capital appreciation.	Invesco Main Street Fund® (Class A)199 Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.17%	7.20%	10.68%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
198	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
199	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)200 Investment Adviser: Invesco Advisers, Inc.	1.06%	-14.35%	5.92%	9.20%
A non-diversified fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I Shares) Investment Adviser: Invesco Advisers, Inc.	0.86%	-31.11%	7.66%	11.64%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.55%	6.19%	8.30%
Seeks total return through growth of capital and current income.	Invesco Value Opportunities Fund (Class R5)200 Investment Adviser: Invesco Advisers, Inc.	0.79%	1.68%	9.03%	10.65%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)200,201 Investment Adviser: Lazard Asset Management LLC	1.09%	-15.05%	0.30%	3.31%
Seeks high current return consistent with preservation of capital.	Loomis Sayles Limited Term Government and Agency Fund (Class Y)200 Investment Adviser: Loomis, Sayles & Company, L.P.	0.45%	-4.41%	0.53%	0.64%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.16%	-11.21%	4.06%	7.81%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
200	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
201	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	Nuveen Global Infrastructure Fund (Class I)202 Investment Adviser: Nuveen Fund Advisors, LLC Subadviser: Nuveen Asset Management, LLC	0.97%	-6.15%	4.68%	7.14%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class)202,203 Investment Adviser: Pacific Investment Management Company LLC	0.97%	-12.09%	1.86%	0.79%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)202 Investment Adviser: TCW Investment Management Company	0.70%	-16.78%	-0.90%	0.72%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)201 Investment Adviser: Franklin Advisers, Inc.	0.96%	-9.64%	-3.53%	-1.02%
A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)202,204 Investment Adviser: USAA Asset Management Company	1.31%	-17.04%	3.23%	-4.77%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	-17.24%	3.37%	5.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective July 12, 2024 Voya Balanced Portfolio (Class I) will merge into Voya Balanced Income Portfolio (Class I).
202	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
203	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
204	On April 24, 2023, USAA Precious Metals and Minerals Fund changed its name to Victory Precious Metals and Minerals Fund.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders 100® Fund (Class I)205,206 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	-10.89%	8.84%	11.86%
Seeks to provide investors with a high level of current income.	Voya Floating Rate Fund (Class A)205,206 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.04%	-5.12%	0.55%	1.89%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class S)207 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	-5.11%	4.54%	6.60%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
205	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
206	On January 31, 2020, this Fund was closed to new and existing plans, plan participants and plan sponsors.
207	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)208 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	-10.61%	-0.50%	0.52%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
208	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	-3.21%	8.55%	10.37%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	-30.03%	11.24%	14.36%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)209 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-17.46%	2.92%	5.63%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
209	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)210 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	-18.62%	3.50%	6.67%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)210 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	-19.50%	4.07%	7.41%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
210	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)211 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	-19.80%	3.99%	7.43%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)211 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	-15.01%	2.09%	3.68%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)211 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)211 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
211	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.

X.81216-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)212 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.21%	-25.89%	-0.31%	2.58%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
212	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.

X.81216-23B	March 2024

*****

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.81216-23B	March 2024

STATE UNIVERSITY OF NEW YORK

DEFINED CONTRIBUTION RETIREMENT PLANS

GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS

issued by

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

Supplement Dated March 8, 2024

to the Statement of Additional Information

Dated May 1, 2023

This supplement contains important information regarding the Voya Retirement Insurance and Annuity Company Contracts referenced above and Statement of Additional Information. Read this supplement and your statement of additional information carefully and keep them together for future reference.

We are supplementing the Statement of Additional Information to provide updated financial statements for Voya Retirement Insurance and Annuity Company.

FINANCIAL STATEMENTS

Including in this SAI are the financial statements of Variable Annuity Account C and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Variable Annuity Account C:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2022
•	Statements of Operations for the year ended December 31, 2022
•	Statements of Changes in Net Assets for the years ended December 31, 2022, and 2021
•	Notes to Financial Statements
•	Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Consolidated Balance Sheets as of December 31, 2023, and 2022
•	Consolidated Statements of Operations for the years ended December 31, 2023, 2022 and 2021
•	Consolidated Statements of Comprehensive Income for the years ended December 31, 2023, 2022 and 2021
•	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2023, 2022 and 2021
•	Consolidated Statements of Cash Flows for the years ended December 31, 2023, 2022 and 2021
•	Notes to Consolidated Financial Statements

X.81216SAI-23	March 2024

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)		Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(b)		Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 20, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
(d)	(1)	Variable Annuity Contract (G-TDA-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
	(2)	Variable Annuity Contract (G-TDA-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
	(3)	Variable Annuity Contract (G-401-IB(X/M)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
	(4)	Variable Annuity Contract (G-CDA-IB(XC/SM)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
	(5)	Variable Annuity Certificate (GTCC-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
	(6)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
	(7)	Variable Annuity Contract Certificate (GC401-IB(X/M) to Contract G-401-IB(X/M) • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2003.
	(8)	Variable Annuity Contract Certificate (GC403-IB(XC/SM) to Contract G-CDA-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2003.
	(9)	Group Fixed and Variable Contract Certificate GC401-IB(X-M)-15 refiled for Voya name change and approved on 9/15/17 • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 24, 2019.
	(10)	Fixed and Variable Contract Certificate GC403-IB(XC-SM)-15 refiled for Voya name change and approved on 9/15/17 • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 24, 2019.
	(11)	Variable Annuity Certificate GTCC-HH(XC/M)-22 to Contract G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 2023.

(12)	Variable Annuity Certificate GC403-IB(XC/SM)-22 to Contract G-CDA-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 2023.
(13)	Variable Annuity Certificate GC401-IB(X-M)-22 to Contract G-401-IB(X/M) • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 2023.
(14)	Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 14, 1997.
(15)	Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 14, 1997.
(16)	Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and G-401-IB(X/M) and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 12, 1997.
(17)	Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(18)	Endorsement (EG403-GIE-98)-XC to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
(19)	Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.
(20)	Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and Certificate G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13, 2000.
(21)	Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13, 2000.
(22)	Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6, 2000.
(23)	Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6, 2000.
(24)	Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 13, 2000.
(25)	Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M) • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 033-81216), as filed on December 11, 2001.
(26)	Endorsement (ESU403-01) to Contract G-CDA-IB(XC/SM) and Certificate GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 033-81216), as filed on December 11, 2001.
(27)	Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(28)	Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(29)	Endorsement ESUNY-02 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2002.
(30)	Endorsement ESUNY-02-1 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-81216), as filed on December 8, 2003.
(31)	Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 17, 2004.
(32)	Endorsement ESUNY-LOAN (9/04) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 10, 2005.
(33)	Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 11, 2006.
(34)	Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 11, 2006.
(35)	Endorsement E-NYSUTDB-06 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 27, 2006.
(36)	Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(37)	Endorsement ENYSTINTM (9/04) to Contract G-TDA-HH(XC/M) and Contract Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(38)	Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S) and Contract Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(39)	Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(40)	Rider Schedule to Minimum Guaranteed Withdrawal Benefit (E-MGWB-07 SCH) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(41)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (MGWB)-(E-MGWB-07) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(42)	Endorsement ESUNY-HDSP-04 to Contract G-403-IB(X/M) and Certificate GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2007.
(43)	Endorsement E-403bR-09 to Contract Certificate GC403-IB(XC/SM) and Contract G-CDA-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2009.
(44)	Endorsement E-403bTERM-08 to Contract Certificate GC403-IB(XC/SM) and Contract G-CDA-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2009.
(45)	Endorsement E-403bR-09 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(46)	Endorsement E-403bTERM-08 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(47)	Endorsement NYOPSC-09 Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 5, 2011.
(48)	Endorsement E-DOMA-10 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Certificates GC401-IB(X/M), GC403-IB(XC/SM), GFE-PCCA-IC(NY) and GFE-PPCA-IC(NY) • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2012.
(49)	Endorsement E-SUNYDE-12 to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2013.
(50)	Endorsement E-USWD-13 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2014.
(51)	Endorsement E-OPDE-14 to Contract G-TDA-HH (XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.
(52)	Endorsement EVNMCHG (09/14) name change endorsement • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.
(53)	Endorsement E-RO457-11 to Contracts GLID-CDA-HO, GID-CDA-HO, GSD-CDA-HO, G-CDA-HD(X), G-CDA-HD(X/NS), GAGOV-98(NY) and GF-PVA-IC(NY) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.
(54)	Endorsement E-NYSUTDB-06 (refiling under VRIAC) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.
(55)	Endorsement NYOPSC-09 (refiling under VRIAC) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.
(56)	Endorsement E-403bR-09 (refiling under VRIAC) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.
(57)	Endorsement E-403bTERM-08 (refiling under VRIAC) to Contracts G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

	(58)	Endorsement E-SUNYDE-12 (refiling under VRIAC) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M) • Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2015.
	(59)	Endorsement E-403bR-09 (refiling under VRIAC) to Contract G-CDA-IB(XC/SM) and Contract Certificate GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2015.
	(60)	Endorsement E-403bTERM-08 (refiling under VRIAC) to Contract G-CDA-IB(XC/SM) and Contract Certificate GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2015.
	(61)	Endorsement EEGTRRA-HEG(01) (refiling under VRIAC) to Contract G-CDA-IB(XC/SM) and Contract Certificate GC403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2015.
	(62)	Payment of Surrender Value Endorsement E-SUNYEASE-15 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and GC-403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 19, 2016.
	(63)	Sum Payable at Death Endorsement E-SUNYDB-15 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and GC-403-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 19, 2016.
	(64)	Endorsement E-OPEASE-15 to Contracts G-TDA-HH(XC/S) and G-TDA-HH(XC/M) and Certificates GTCC-HH(XC/S) and GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 67 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 15, 2016.
	(65)	Endorsement E-GMIRSUNY-17 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-81216), as filed on October 13, 2017.
	(66)	Endorsement E-GMIRSUNYOP-19 to Contract G-TDA-HH(XC/M) and Certificate (GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 72 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 23, 2020.
	(67)	Endorsement E-DCSECURE-20(NY) to Contract G-TDA-HH(XC/M) and Certificate (GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 14, 2021.
	(68)	Endorsement E-LOANSBA-21 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M), GTCC-HH(XC/M)-15, GTCC-HH(XC/M)-21 and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 67 to Registration Statement on Form N-4 (File No. 033-81216), as filed on March 1, 2022.
(e)	(1)	Variable Annuity Contract Application (300-GTD-NY(5/98)) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.
	(2)	Opportunity Plus Application 300-TDA-HH 09 (XC) 09/01/2014 • Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007, • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(g)		Not applicable
(h)	(1)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into June 27, 2008, by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, American Beacon Advisors, Inc. and Foreside Fund Services, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
	(2)	(Retail) Assignment of Rule 22c-2 Agreement Letter dated June 24, 2008 agreed and consented to by ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
	(3)	Rule 22c-2 Agreement dated June 19, 2008 between American Beacon Advisors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
	(4)	(Retail) Fund Participation Agreement dated as of July 1, 2000, between Aetna Life Insurance and Annuity Company, American Century Services Corporation and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
	(5)	(Retail) Selling and Services Agreement dated as of July 1, 2000, by and among Aetna Investment Services, Inc., Aetna Life Insurance and annuity Company, American Century Services Corporation and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.
	(6)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
	(7)	(Retail) Participation Agreement dated as of January 1, 2003, by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
	(8)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
	(9)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 19, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset Management, LLC, Aston Funds and PFPC Distributors, Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(10)	Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.
(11)	Fund Participation Agreement dated December 1, 1997, among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(12)	Service Agreement dated December 1, 1997, between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(13)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(14)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009, by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.
(15)	Rule 22c-2 Agreement made and entered into as of March 17, 2009, between Delaware Service Company, Inc. and ING Life Insurance and Annuity Company and ING National Trust • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.
(16)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated September 13, 2018, by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and Driehaus Securities LLC • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 2023.
(17)	Rule 22c-2 Agreement made and entered into as of September 13, 2018, between Driehaus Securities LLC, Voya Retirement Insurance and Annuity Company, Voya Institutional Trust Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 2023.
(18)	Amended and Restated Participation Agreement as of June 26, 2009, by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(19)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(20)	Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.
(21)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(22)	Services Agreement and Fund Participation Agreement dated as of December 7, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Group, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds, and JPMorgan Value Opportunities Fund Inc. and J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.
(23)	Rule 22c-2 Agreement dated April 16, 2007, and is effective as of October 16, 2007, among JPMorgan Distribution Services, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.
(24)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12, 2007.
(25)	(Retail) Selling and Services Agreement entered into as of July 1, 1998, by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.
(26)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(27)	(Retail) Selling and Services Agreement dated as of April 30, 2001, by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(28)	Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(29)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(30)	Service Agreement dated as of July 20, 2001, between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(31)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(32)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(33)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(34)	Parnassus Selling and Services Agreement and Fund Participation Agreement dated 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Parnassus Funds Distributor • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.
(35)	Rule 22c-2 Agreement made and entered as of this 1 day of September, 2008 between Parnassus Funds Distributors and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.
(36)	Participation Agreement dated as of May 1, 2004, among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(37)	Services Agreement dated as of May 1, 2004, between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.

(38)	Novation of an Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.
(39)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.
(40)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(41)	(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer Funds Distributor, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(42)	(Retail) Selling and Service Agreement made and entered into as of April 5, 1999 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Pioneer Funds Distributor • Incorporated by reference to Post-Effective Amendment No. 60 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 18, 2018.
(43)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(44)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management and The Victory Portfolios and amended on March 18, 2009 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(45)	Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.
(46)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC• Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

	(47)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
	(48)	Fund Participation Agreement effective as of May 1, 2004, between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
	(49)	Service Agreement with Investment Adviser effective as of May 1, 2004, between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
	(50)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
	(51)	First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between Columbia Management Investment Services Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.
(i)		Not applicable
(j)	(1)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(2)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
	(3)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.
	(4)	Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

	(5)	Amendment No. 5, effective as of May 1, 2020, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2020• Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2020.
	(6)	Amendment No. 6, effective as of July 1, 2020, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2020 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2020.
	(7)	Amendment No. 9 entered into on February 28, 2020, and effective as of January 1, 2020, amends Intercompany Agreement dated as of December 22, 2010, by and between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company
(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)		Initial Summary Prospectus ● Incorporated by reference to Post-Effective No. 81 to Registration Statement on Form N-4 (File 033-81216), as filed on April 17, 2023.
99.16		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Robert L. Grubka, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director and President
Youssef A. Blal, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director
Neha V. Jain, 230 Park Avenue, New York, NY 10169	Director
Michael R. Katz, 230 Park Avenue, New York, NY 10169	Director, Senior Vice President, and Chief Financial Officer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President, and Chief Risk Officer
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President
Mona M. Zielke, Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director and Vice President
My Chi To, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Senior Vice President and Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Appointed Actuary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.

HOLDING COMPANY SYSTEM

12-31-2023

Voya Financial, Inc. Non-Insurer (Delaware) FEIN: 52-1222820 NAIC: 4832

Benefitfocus, Inc. Non-Insurer (Delaware) FEIN: 46-2346314

Benefitfocus.com, Inc. Non-Insurer (South Carolina) FEIN: 57-1099948

Benefitstore, LLC Non-Insurer (South Carolina) FEIN: 27-3519176

Tango Health, Inc. Non-Insurer (Delaware) FEIN: 26-2060323

Pen-Cal Administrators, Inc. Non-Insurer (California) FEIN: 94-2695108

Voya Services Company Non-Insurer (Delaware) FEIN: 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) FEIN: 52-2197204

Security Life Assignment Corporation Non-Insurer (Colorado) FEIN: 84-1437826

Voya Special Investments, Inc. (*a) Non-Insurer (Delaware) FEIN: 85-1775946

Voya Global Services Private Limited (*b) Non-Insurer (India)

VFI India Holdings LLC Non-Insurer (Delaware) FEIN: 93-1766128 Voya Holdings Inc. Non-Insurer (Connecticut) FEIN: 02-0488491

Voya Benefits Company, LLC Non-Insurer (Delaware) FEIN: 83-0965809

Benefit Strategies, LLC Non-Insurer (New Hampshire) FEIN: 26-0003294

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) FEIN: 41-0945505

VIM Holdings LLC (*c) Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Management LLC Non-Insurer (Delaware) FEIN: 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) FEIN: 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) FEIN: 06-1440627

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom) Voya Investment Management Alternative Assets LLC Non-Insurer (Delaware) FEIN: 13-4038444

Czech Asset Management, L.P. Non-Insurer (Delaware) FEIN: 45-3236373

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)
Voya Alternative Asset Management LLC Non-Insurer (Delaware) FEIN: 13-3863170

Voya Realty Group LLC Non-Insurer (Delaware) FEIN: 13-4003969

VAAM (Cayman) Ltd. Non-Insurer (Cayman Islands) Voya Pomona Holdings LLC Non-Insurer (Delaware) FEIN: 13-4152011

Pomona G. P. Holdings LLC (*d) Non-Insurer (Delaware) FEIN: 13-4150600

Pomona Management LLC Non-Insurer (Delaware) FEIN: 13-4149700

Voya Capital, LLC Non-Insurer (Delaware) FEIN: 86-1020892

Voya Funds Services, LLC Non-Insurer (Delaware) FEIN: 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) FEIN: 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) FEIN: 03-0402099

RiverRoch LLC (*e) Non-Insurer (Delaware) FEIN: 84-3548142

Oconee Real Estate Holdings IV – ARB LLC (*f)

Non-Insurer (Delaware) FEIN: 93-3381941

Oconee Real Estate Holdings V – CASC LLC (*g)

Non-Insurer (Delaware) FEIN: 93-4060472

Oconee Real Estate Holdings VI – GREEN LLC (*h)

Non-Insurer (Delaware) FEIN: 93-4037989

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) FEIN: 71-0294708 | NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) FEIN: 06-1375177

Voya Institutional Plan Services, LLC Non-Insurer (Delaware) FEIN: 04-3516284

Voya Retirement Advisors, LLC Non-Insurer (Delaware) FEIN: 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) FEIN: 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) FEIN: 41-0451140 | NAIC: 67105

ReliaStar Life Insurance Company of New York Insurer (New York) FEIN: 53-0242530 | NAIC: 61360

Voya Insurance Solutions, LLC Non-Insurer (Connecticut) FEIN: 06-1465377

Voya Custom Investments LLC Non-Insurer (Delaware) FEIN: 02-0488491

*a	Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.
*b	Voya Global Services Private Limited is owned 49% by Voya Financial, Inc. and 1% by VFI India Holdings LLC.
*c	Voya Holdings Inc. holds a 76% economic stake, and a Non-Affiliate Member holds a 24% economic stake in VIM Holdings LLC’s class A shares and Voya Holdings Inc also holds a 100% economic stake in VIM Holdings LLC’s class B shares.
*d	Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholders.
*e	RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company and owned 35.5% by Non-Affiliate members.
*f	Oconee Real Estate Holdings IV-ARB LLC owned 33% by Voya Retirement Insurance and Annuity Company, owned 16% by ReliaStar Life Insurance Company and owned 51% by Non-Affiliate members.
*g	Oconee Real Estate Holdings V-CASC LLC owned 44.8% by Voya Retirement Insurance and Annuity Company and owned 55.2% by Non-Affiliate members.

*h	Oconee Real Estate Holdings VI-GREEN LLC owned 38.5% by Voya Retirement Insurance and Annuity Company, owned 12.5% by ReliaStar Life Insurance Company and owned 49% by Non-Affiliate members.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee, or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees, and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-77d. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Item 31. Principal Underwriter

(a)       In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (“VRIAC”), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (1) Separate Account N of ReliaStar Life Insurance Company (“RLIC”) (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (2) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (3) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (4) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (5) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act); (6) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act); and (7) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the 1940 Act).

(b)       The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Andre D. Robinson, One Orange Way, Windsor, CT 06095-4774	Director
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Risk Officer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001	Vice President
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin W. Moy, One Orange Way, Windsor, CT 06095-4774	Vice President

Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Christina M. Starks, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Vice President
Scott W. Stevens, One Orange Way, Windsor, CT 06095-4774	Vice President
Frank W. Snodgrass, 9020 Overlook Blvd., Brentwood, TN 37027	Vice President
Tina M. Schultz, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Assistant Secretary
Devan P. Butler, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Preston L. Porterfield, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c)     Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$67,485,611.11

* Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2022.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 8th day of March, 2024.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
Robert L. Grubka*
Robert L. Grubka President (Principal Executive Officer)
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
Robert L. Grubka*
Robert L. Grubka President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Robert L. Grubka*	Director and President
Robert L. Grubka	(Principal Executive Officer)

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz

Youssef A. Blal*	Director
Youssef A. Blal
March
Neha V. Jain*	Director	8, 2024
Neha V. Jain

Francis G. O’Neill*	Director
Francis G. O’Neill

Tony D. Oh*	Chief Accounting Officer
Tony D. Oh	(Principal Accounting Officer)

Amelia J. Vaillancourt*	Director
Amelia J. Vaillancourt

Mona M. Zielke*	Director
Mona M. Zielke

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli
*Attorney-in-Fact

*	Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(j)(7)	Amendment No. 9 entered into on February 28, 2020, and effective as of January 1, 2020, amends Intercompany Agreement dated as of December 22, 2010, by and between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

99.16	Powers of Attorney